Fair Value Measurements (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements
Estimated number of new Adagio common stock shares issuable	219,877
Non-Redemption Subscription Agreement expense	$ 2,134,199
Additional Paid in Capital	$ 2,134,199	$ 0
PIPE Investors
Fair Value Measurements
Estimated number of base warrants issuable	183,493
Number of shares agreed not to redeem	76,681
Number of warrants of non-redeeming subscription agreement	166,160